Consolidated Statements of Changes in Equity	Issued capital [member] SGD ($)	Capital reserve [member] SGD ($)	Warrant reserve [member] SGD ($)	Reserve of share-based payments [member] SGD ($)	Translation reserve SGD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022	$ 8,913,005				$ (127,484)	$ (8,198,541)	$ 586,980	$ (682)		$ 586,298
Total comprehensive loss for the year					(89,918)	(4,132,896)	(4,222,814)	(274)		(4,223,088)
Transactions with owners of the Company recognized directly in equity
Warrant exercised before year end			73,930				73,930			73,930
Issuance of shares	14,807,015						14,807,015			14,807,015
Total transactions with owners of the Company	14,807,015		73,930				14,880,945			14,880,945
Balance at Dec. 31, 2023	23,720,020		73,930		(217,402)	(12,331,437)	11,245,111	(956)		11,244,155
Total comprehensive loss for the year					163,645	(2,516,698)	(2,353,053)	(5,163)		(2,358,216)
Transactions with owners of the Company recognized directly in equity
Total transactions with owners of the Company	73,930	73,982	(73,930)				73,982	83,868		157,850
Effect of dilution of interest in subsidiaries		73,982					73,982	83,868		157,850
Warrant reserve capitalized in the year	73,930		(73,930)
Balance at Dec. 31, 2024	23,793,950	73,982			(53,757)	(14,848,135)	8,966,040	77,749		9,043,789
Total comprehensive loss for the year					132,030	(3,980,457)	(3,848,427)	(15,879)	$ (3,005,137)	(3,864,306)
Transactions with owners of the Company recognized directly in equity
Issuance of shares	283,094						283,094			283,094
Total transactions with owners of the Company	862,959	452,649		111,225			1,426,833	247,351		1,674,184
Effect of dilution of interest in subsidiaries		452,649					452,649	247,351		700,000
Share-based payment	579,865			111,225			691,090			691,090
Balance at Dec. 31, 2025	$ 24,656,909	$ 526,631		$ 111,225	$ 78,273	$ (18,828,592)	$ 6,544,446	$ 309,221	$ 5,329,860	$ 6,853,667